Interest On Pension And Other Post-Employment Benefit Obligations - Summary of Interest On Pension And Other Post Employment Benefit Obligations (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Interest on pension and other post employment benefit obligations [Abstract]
Interest on defined benefit pension obligation	$ 7.3	$ 3.6
Interest on other post-employment benefit obligation	9.9	8.0
Interest On Pension And Other Post-Employment Benefit Obligations	$ 17.2	$ 11.6